Revaluation loss (gain) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revaluation loss (gain) [Abstract]
Change in fair value due to revaluation of derivative financial asset	$ 0	$ 7,866	$ (1,788)
Change in fair value due to revaluation of derivative financial liabilities	(379)	(12,558)	(11,276)
Realized loss (gain) on investment portfolio	340	0	(4,219)
Unrealized (gain) loss on investment portfolio	(9,659)	7,951	942
Unrealized loss on digital assets	0	625	0
Unrealized loss (gain) on debentures	32	(1,114)	0
Realized exchange loss	46	0	0
Unrealized exchange gain	(8)	(395)	670
Total	$ (9,628)	$ 2,375	$ (15,671)